Loans, borrowings, leases, cash and cash equivalents and short-term investments - Funding (Details) € in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,559			$ 1,557
Premium on bonds		63
Borrowings		$ 13,862			$ 15,027
Bonds due January 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 884		€ 750
Coupon rate	3.75%		3.75%
Premium on bonds	$ 63
Borrowings With Line Of Credit Member
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 300
Borrowings With Line Of Credit Member | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.49%